INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory rate			$ (76,951)	$ (24,418)
Change in Valuation allowance			76,951	24,418
Income tax expense (benefit)